UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:Dec 31,2004


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     BNP Paribas Equity Strategies SNC
Address:  555 CROTON RD
          KING OF PRUSSIA, PA 19406


13F File Number: 028-07790


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     CATHY BECKETT
Title:    CHIEF FINANCIAL OFFICER
Phone:    610-491-1596
Signature ,Place, and Date of Signing:
CATHY BECKETT
KING OF PRUSSIA,PA
2/09/2005


Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:0
Form 13F Information Table Value Total:$0

List of Other Included Managers:

 No.  13F File Number     Name
**NONE**

Manager: BNP Paribas Equity Strategies SNC          Period End Date: Dec 31,2004     Page  1 of 1

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                            Value     Shrs or   SH/ PUT/         Other    Voting Authority
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----